Note 7 - Convertible Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	CONVERTIBLE NOTES

2022 Convertible Note

On September 14, 2022, the Company entered into a Securities Purchase Agreement, or SPA, with an investor allowing for the sale and issue of up to two convertible notes, each with a principal balance of $10,500 and gross cash proceeds of $10,000, for a total of $20,000 in proceeds between the two issuances (each, a "Note Closing"). The first Note Closing ("First Closing") occurred on September 15, 2022, and the Company entered into a Senior Unsecured Convertible Note with the investor pursuant to which the Company issued to the investor one convertible note ("2022 Note") with a principal balance of $10,500 for net cash proceeds of $9,850. As part of the First Closing, the Company also issued warrants to the investor. The second Note Closing ("Second Closing") could have occurred up to March 15, 2024, upon which the Company's right to effect a Second Closing automatically terminated. As of March 15, 2024, the Company did not effect a Second Closing.

The 2022 Note bore interest at an annual rate of 5.0%, in addition to an original issue discount of 4.76%, and had an initial a maturity date of March 15, 2024 (“Maturity Date”).

Beginning December 14, 2022, and the first trading day of each subsequent month (each a "Monthly Redemption Date" or an "Installment Date"), the Company was required to redeem the Monthly Redemption Amount until the 2022 Note was fully redeemed. The Monthly Redemption Amount, in most instances, was 1/15th of the original principal amount, plus any amount accelerated pursuant to the 2022 Note, accrued but unpaid interest, and late fees, if any. The principal and interest could be settled in cash or, so long as certain equity conditions were met and at the option of the Company, shares of common stock and was payable together with the Monthly Redemption Amount.

If the Company elected to settle the Monthly Redemption Amount in shares of common stock, the number of shares to be settled was based on an Installment Conversion Price equal to the lower of (i) $2.50 or (ii) 95% of the lowest daily volume weighted average price of the common stock during the five (5) trading days immediately preceding the applicable Monthly Redemption Date. If the Company elected to settle the Monthly Redemption Amount in cash, the Monthly Redemption Amount would have included a 5% premium.

The investor was permitted to accelerate up to four (4) Monthly Redemption Amounts in any calendar month (each, an "Acceleration," and each such amount, an "Acceleration Amount", and the Conversion Date of any such Acceleration, each an "Acceleration Date") at the Acceleration Conversion Price, subject to a $2,800 limit per month. The Acceleration Conversion Price was the lower of (i) the Installment Conversion Price for such current Installment Date or (ii) the greater of $9.00 and 95% of the lowest daily volume weighted average price of the Common Stock during the five (5) trading days immediately preceding the Acceleration Date.

If either the relevant Installment Conversion Price or Acceleration Conversion Price, as applicable, was less than $9.00 per share, then a Conversion Floor Price Condition existed and the Company must deliver to the investor the Conversion Installment Floor Amount in cash, in addition to the required number of shares, which were valued at $9.00 regardless of the actual trading price of the Company’s shares. The Conversion Installment Floor Amount was an amount in cash equal to the product obtained by multiplying (A) the higher of (i) the highest price that the common stock traded at on the Trading Day immediately preceding the relevant Share Delivery Date and (ii) the applicable Installment Conversion Price or Acceleration Conversion Price and (B) the difference obtained by subtracting (i) the number of shares of common stock delivered to the investor on the applicable Share Delivery Date with respect to such Conversion from (ii) the quotient obtained by dividing (x) the applicable Installment or Acceleration amount subject to such Conversion, by (y) the applicable Installment Conversion Price. Interest payments were also trued-up in cash when the value of the Company’s shares was below $9.00 per share.

The Company elected to apply the fair value option to the measurement of the 2022 Note. As a result of adopting the fair value option, no embedded derivatives were bifurcated from the 2022 Note. The Company classified the 2022 Note as a liability at fair value and remeasured the 2022 Note to fair value at each reporting period. The fair value measurement included the assumption of accrued interest and expense and thus a separate amount was not reflected on the condensed consolidated statement of operations.

The 2022 Note was fully settled through Monthly Redemptions and Accelerations in 2023. As part of the debt extinguishment, the Company reclassified the accumulated change in fair value due to instrument-specific credit risk out of accumulated other comprehensive loss on the condensed consolidated balance sheet and into interest expense and other on the condensed consolidated statement of operations.

10.	CONVERTIBLE NOTES

2022 Convertible Note

On September 14, 2022, the Company entered into a Securities Purchase Agreement, or SPA, with an investor allowing for the sale and issue of two convertible notes, each with a principal balance of $10,500 and gross cash proceeds of $10,000, for a total of $20,000 in proceeds between the two issuances (each, a "Note Closing"). The first Note Closing ("First Closing") occurred on September 15, 2022, and the Company entered into a Senior Unsecured Convertible Note with the investor pursuant to which the Company issued to the investor one convertible note ("2022 Note") with a principal balance of $10,500 for net cash proceeds of $9,850. As part of the First Closing, the Company also issued warrants to the investor - see Note 12 for further details. The second Note Closing ("Second Closing") may occur, at the Company's option, until March 15, 2024, upon which the Company's right to effect a Second Closing shall automatically terminate. As of March 15, 2024, the Company did not effect a Second Closing.

The 2022 Note bore interest at an annual rate of 5.0%, in addition to an original issue discount of 4.76%, and had an initial a maturity date of March 15, 2024 ("Maturity Date").

Beginning December 15, 2022, and the first of each subsequent month (each a "Monthly Redemption Date" or an "Installment Date"), the Company was required to redeem the Monthly Redemption Amount until the 2022 Note was fully redeemed. The Monthly Redemption Amount, in most instances, was 1/15th of the original principal amount, plus any amount accelerated pursuant to the 2022 Note, accrued but unpaid interest, and late fees, if any. The principal and interest could be settled in cash or, so long as certain equity conditions were met, shares of common stock at the option of the Company and was payable together with the monthly redemptions of the outstanding principal amount of the Note.

If the Company elected to settle such redemptions in shares of Common Stock, the number of shares to be settled was based on an Installment Conversion Price equal to the lower of (i) $75.00 or (ii) 95% of the lowest daily volume weighted average price of the Common Stock during the five (5) trading days immediately preceding the applicable Monthly Redemption Date. If the Company elected to settle redemptions in cash, the Monthly Redemption Amount included a 5% premium.

The investor was permitted to accelerate up to four (4) Monthly Redemption Amounts in any calendar month (each, an "Acceleration," and each such amount, an "Acceleration Amount", and the Conversion Date of any such Acceleration, each an "Acceleration Date") at the Acceleration Conversion Price, subject to a $2,800 limit per month. The Acceleration Conversion Price was the lower of (i) the Installment Conversion Price for such current Installment Date or (ii) the greater of $9.00 and 95% of the lowest daily volume weighted average price of the Common Stock during the five (5) trading days immediately preceding the Acceleration Date.

As these terms are defined in the 2022 Note, if either the relevant Installment Conversion Price or Acceleration Conversion Price, as applicable, is less than $9.00 per share, then a Conversion Floor Price Condition exists and the Company must deliver to the lender the Conversion Installment Floor Amount in cash, in addition to the required number of shares, which are valued at $9.00 regardless of the actual trading price of the Company's shares. The Conversion Installment Floor Amount is an amount in cash equal to the product obtained by multiplying (A) the higher of (i) the highest price that the Common Stock trades at on the Trading Day immediately preceding the relevant Share Delivery Date and (ii) the applicable Installment or Acceleration Conversion Price and (B) the difference obtained by subtracting (i) the number of shares of Common Stock delivered to the investor on the applicable Share Delivery Date with respect to such Conversion from (ii) the quotient obtained by dividing (x) the applicable Installment or Acceleration amount subject to such Conversion, by (y) the applicable Installment Conversion Price. Interest payments are also trued-up in cash when the value of the Company's shares is below $9.00 per share.

The Company elected to apply the fair value option to the measurement of the 2022 Note. As a result of adopting the fair value option, no embedded derivatives are bifurcated from the 2022 Note. The Company classifies the 2022 Note as a liability at fair value and remeasures the 2022 Note to fair value at each reporting period. The fair value measurement includes the assumption of accrued interest and expense and thus a separate amount is not reflected on the consolidated statement of operations.

As of December 31, 2023, the 2022 Note has no outstanding principal balance as all outstanding principal and accrued interest has been fully settled through Monthly Redemptions and Accelerations. As part of the debt extinguishment, the Company reclassified the accumulated change in fair value due to instrument-specific credit risk out of accumulated other comprehensive loss on the consolidated balance sheet and into interest expense and other on the consolidated statement of operations.

The Company evaluated the Second Closing and associated warrants to be a contingently issuable financial asset with a fair value of zero at inception in accordance with ASC 815-40 Contracts in an Entity's own Equity. The contingently issuable warrants are considered issued for accounting purposes - see Note 12 for further details.